Annual Fund Operating Expenses - Enterprise Mergers and Acquisitions Fund	Jan. 28, 2026
Class AAA
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.94%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.68%
Expenses (as a percentage of Assets)	1.87%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	1.87%
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.94%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.68%
Expenses (as a percentage of Assets)	1.87%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	1.87%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.94%
Distribution or Similar (Non 12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.68%
Expenses (as a percentage of Assets)	2.62%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	2.62%
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.94%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.68%
Expenses (as a percentage of Assets)	1.62%
Fee Waiver or Reimbursement	(0.62%)	[1]
Net Expenses (as a percentage of Assets)	1.00%

[1]	Gabelli Funds, LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed to waive all or a portion of its investment advisory fees and/or to reimburse certain expenses attributable to the Class Y Shares of the Fund to the extent necessary to maintain Class Y’s Total Annual Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 1.00%. Under this same arrangement, the Fund has